Equity (Details)				12 Months Ended
		Jul. 24, 2025 $ / shares shares	May 27, 2024 USD ($) $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares	Sep. 30, 2024 $ / shares shares	Sep. 24, 2024 HKD ($)
Equity [Line Items]
Company incorporation date				May 27, 2024
Ordinary shares, shares authorized	[1]			800,000,000		800,000,000
Ordinary shares, par value | $ / shares	[1]			$ 0.0000625		$ 0.0000625
Ordinary shares issued			1,000
Ordinary shares, shares issued	[1]			16,000,000		16,000,000
Ordinary shares, shares outstanding	[1]			16,000,000		16,000,000
Share split ratio		16,000-for-1
Number of shares retroactively adjusted for share split of each common share		16,000
Dividend declare and paid | $					$ 9,000,000
Dividend per share | $ / shares					$ 900
Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital, value | $			$ 50,000
Ordinary shares, shares authorized			50,000
Ordinary shares, par value | $ / shares		$ 0.0000625	$ 1
Share split ratio		1-to-16,000
Before Share Split [Member]
Equity [Line Items]
Share split of issued and outstanding		1,000
After Share Split [Member]
Equity [Line Items]
Ordinary shares, shares issued		16,000,000
Ordinary shares, shares outstanding		16,000,000
JM Manufacturing (HK) Limited [Member]
Equity [Line Items]
Additional amount contributed for purchase of subsidiary shares | $							$ 11,690,000
JM Manufacturing (HK) Limited [Member] | Minimum [Member]
Equity [Line Items]
Subsidiary share capital, value | $							10,000
JM Manufacturing (HK) Limited [Member] | Maximum [Member]
Equity [Line Items]
Subsidiary share capital, value | $							$ 11,700,000

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on July 24, 2025.